11. Prepaid expenses and other current assets (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Provision for deposit and prepayment for acquisitions	$ 10,840	$ 10,205
Provision for other deposits and prepayments	452	306
Provision for other receivables	914	906
Other receivable	2,628	2,835
Tacoo Corporation [Member]
Provision for other receivables	0	0
Other receivable	2,107	2,033
Third Parties [Member]
Provision for other receivables	914	906
Other receivable	1,435	1,708
RE Capital [Member]
Provision for deposit and prepayment for acquisitions	8,488	7,978
Kashima PV station [Member]
Provision for deposit and prepayment for acquisitions	2,288	2,227
General Energy Solutions [Member]
Provision for deposit and prepayment for acquisitions	$ 64	$ 0